UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-09813
                                                     ---------

                                 UMB SCOUT FUNDS
                -------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1010 Grand Boulevard
                              Kansas City, MO 64106
                -------------------------------------------------
                    (Address of principal executive offices)

                         Scout Investment Advisors, Inc.
                              1010 Grand Boulevard
                              Kansas City, MO 64106
                -------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (816) 860-7512
                                                           --------------
                        Date of fiscal year end: JUNE 30
                                                 -------
                    Date of reporting period:    MARCH 31, 2009
                                                 --------------

ITEM 1.  SCHEDULE OF INVESTMENTS

UMB SCOUT STOCK FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009
(Unaudited)

 NUMBER
OF SHARES                                                              VALUE
----------                                                         -------------

              COMMON STOCKS -- 85.8%
              CONSUMER DISCRETIONARY -- 9.3%
 36,000       Apollo Group, Inc. - Class A*                        $   2,819,880
 34,000       DeVry, Inc.                                              1,638,120
 40,000       McDonald's Corp.                                         2,182,800
 20,000       NIKE, Inc. - Class B                                       937,800
100,000       TJX Cos., Inc.                                           2,564,000
                                                                   -------------
                                                                      10,142,600
                                                                   =============
              CONSUMER STAPLES -- 11.7%
 30,000       Altria Group, Inc.                                         480,600
 15,000       Coca-Cola Co.                                              659,250
 45,000       General Mills, Inc.                                      2,244,600
 60,000       H.J. Heinz Co.                                           1,983,600
 70,000       McCormick & Co., Inc.                                    2,069,900
 50,000       Philip Morris International, Inc.                        1,779,000
 30,000       Procter & Gamble Co.                                     1,412,700
 40,000       Wal-Mart Stores, Inc.                                    2,084,000
                                                                   -------------
                                                                      12,713,650
                                                                   =============
              ENERGY -- 10.2%
 21,000       Chevron Corp.                                            1,412,040
 10,000       ConocoPhillips                                             391,600
 30,000       Devon Energy Corp.                                       1,340,700
 12,000       EOG Resources, Inc.                                        657,120
 20,000       Exxon Mobil Corp.                                        1,362,000
 50,000       Occidental Petroleum Corp.                               2,782,500
 30,000       Peabody Energy Corp.                                       751,200
 20,000       Schlumberger Ltd.                                          812,400
 90,000       Valero Energy Corp.                                      1,611,000
                                                                   -------------
                                                                      11,120,560
                                                                   =============
              FINANCIALS -- 9.3%
 60,000       AON Corp.                                                2,449,200
    800       Berkshire Hathaway, Inc.*                                2,256,000
140,000       Charles Schwab Corp.                                     2,170,000
 35,000       Chubb Corp.                                              1,481,200
 90,000       Marsh & McLennan Cos., Inc.                              1,822,500
                                                                   -------------
                                                                      10,178,900
                                                                   =============
              HEALTH CARE -- 17.1%
 60,000       Abbott Laboratories                                      2,862,000
 40,000       Baxter International, Inc.                               2,048,800
 40,000       C.R. Bard, Inc.                                          3,188,800
 40,000       Cerner Corp.*                                            1,758,800
 45,000       Genzyme Corp.*                                           2,672,550
 55,000       Gilead Sciences, Inc.*                                   2,547,600
 40,000       Johnson & Johnson                                        2,104,000
 40,000       Waters Corp.*                                            1,478,000
                                                                   -------------
                                                                      18,660,550
                                                                   =============

                                      -1-

UMB SCOUT STOCK FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009
(Unaudited)

 NUMBER
OF SHARES                                                              VALUE
----------                                                         -------------

              INDUSTRIALS -- 5.9%
 30,000       Emerson Electric Co.                                 $     857,400
 35,000       Fastenal Co.                                             1,125,425
 10,000       General Dynamics Corp.                                     415,900
 20,000       L-3 Communications Holdings, Inc.                        1,356,000
 15,000       Norfolk Southern Corp.                                     506,250
 40,000       Raytheon Co.                                             1,557,600
 15,000       Union Pacific Corp.                                        616,650
                                                                   -------------
                                                                       6,435,225
                                                                   =============
              INFORMATION TECHNOLOGY -- 11.2%
 80,000       Adobe Systems, Inc.*                                     1,711,200
 60,000       Cisco Systems, Inc.*                                     1,006,200
 28,000       DST Systems, Inc.*                                         969,360
 50,000       Harris Corp.                                             1,447,000
 60,000       Intel Corp.                                                903,000
 21,000       International Business Machines Corp.                    2,034,690
 90,000       Microsoft Corp.                                          1,653,300
140,000       Oracle Corp.                                             2,529,800
                                                                   -------------
                                                                      12,254,550
                                                                   =============
              MATERIALS -- 6.0%
 80,000       Ecolab, Inc.                                             2,778,400
 40,000       Newmont Mining Corp.                                     1,790,400
 30,000       Praxair, Inc.                                            2,018,700
                                                                   -------------
                                                                       6,587,500
                                                                   =============
              TELECOMMUNICATION SERVICES -- 1.7%
 60,000       Verizon Communications, Inc.                             1,812,000
                                                                   =============
              UTILITIES -- 3.4%
 30,000       Alliant Energy Corp.                                       740,700
 50,000       Dominion Resources, Inc.                                 1,549,500
 15,000       Exelon Corp.                                               680,850
 15,000       FPL Group, Inc.                                            760,950
                                                                   -------------
                                                                       3,732,000
                                                                   =============

              TOTAL COMMON STOCKS
              (COST $113,433,573) -- 85.8%                            93,637,535
                                                                   =============
PRINCIPAL
 AMOUNT                                                                 VALUE
---------                                                          -------------

              SHORT-TERM INVESTMENT -- 13.8%
              U.S. GOVERNMENT AND AGENCIES
              Federal Home Loan Bank
$15,117,00      0.010%, 04/01/09                                      15,117,000
                                                                   =============

              TOTAL SHORT-TERM INVESTMENTS
              (COST $15,117,000) -- 13.8%                             15,117,000
                                                                   =============

                                      -2-

UMB SCOUT STOCK FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009
(Unaudited)



                                                                       VALUE
                                                                   -------------


              TOTAL INVESTMENTS
              (COST $128,550,573) -- 99.6%                         $ 108,754,535

              Other assets less liabilities -- 0.4%                      406,572
                                                                   -------------

              TOTAL NET ASSETS --100.0%                            $ 109,161,107
                                                                   =============

              (equivalent to $9.38 per share; unlimited shares of $1.00
                par value capital shares authorized; 11,639,011 shares outstanding)

              * NON-INCOME PRODUCING SECURITY

              SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.


                                      -3-


UMB SCOUT MID CAP FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009
(Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                          -------------

            COMMON STOCKS -- 97.6%
            CONSUMER DISCRETIONARY -- 19.3%
      575   AutoZone, Inc.*                                        $      93,507
   15,525   Bed Bath & Beyond, Inc.*                                     384,244
   16,275   BorgWarner, Inc.                                             330,383
   18,100   Burger King Holdings, Inc.                                   415,395
    7,570   DeVry, Inc.                                                  364,723
   12,449   Dollar Tree, Inc.*                                           554,603
   11,025   Family Dollar Stores, Inc.                                   367,904
   19,750   H&R Block, Inc.                                              359,252
    6,300   Jack in the Box, Inc.*                                       146,727
   96,875   Johnson Controls, Inc.                                     1,162,500
   14,950   Mohawk Industries, Inc.*                                     446,556
   26,425   Nordstrom, Inc.                                              442,619
    1,500   NVR, Inc.*                                                   641,625
   11,600   PetSmart, Inc.                                               243,136
    5,075   priceline.com, Inc.*                                         399,808
   14,500   Ross Stores, Inc.                                            520,260
   10,700   TJX Cos., Inc.                                               274,348
                                                                   -------------
                                                                       7,147,590
                                                                   =============
            CONSUMER STAPLES -- 8.1%
   12,700   Clorox Co.                                                   653,796
   18,850   General Mills, Inc.                                          940,238
   11,750   H.J. Heinz Co.                                               388,455
    6,782   Hansen Natural Corp.*                                        244,152
   12,225   McCormick & Co., Inc.                                        361,493
   11,100   Sanderson Farms, Inc.                                        416,805
                                                                   -------------
                                                                       3,004,939
                                                                   =============
            ENERGY -- 9.1%
   11,050   Consol Energy, Inc.                                          278,902
    4,575   Hess Corp.                                                   247,965
   16,200   National Oilwell Varco, Inc.*                                465,102
   51,675   Nexen, Inc.                                                  876,408
   50,275   Plains Exploration & Production Co.*                         866,238
   35,375   Valero Energy Corp.                                          633,213
                                                                   -------------
                                                                       3,367,828
                                                                   =============
            FINANCIALS -- 15.1%
   38,500   Annaly Capital Management, Inc. REIT                         533,995
    4,425   AON Corp.                                                    180,629
    4,525   Arch Capital Group Ltd.*                                     243,717
   16,350   Arthur J. Gallagher & Co.                                    277,950
   31,750   Axis Capital Holdings Ltd.                                   715,645
   22,850   Chubb Corp.                                                  967,012
    7,425   Commerce Bancshares, Inc.                                    269,527
   15,500   Cullen/Frost Bankers, Inc.                                   727,570

                                      -4-

UMB SCOUT MID CAP FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009
(Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                          -------------

   15,000   First American Corp.                                   $     397,650
   17,675   Franklin Resources, Inc.                                     952,152
    5,175   PartnerRe Ltd.                                               321,212
                                                                   -------------
                                                                       5,587,059
                                                                   =============
            HEALTH CARE -- 4.3%
   12,500   C.R. Bard, Inc.                                              996,500
   46,050   Coventry Health Care, Inc.*                                  595,887
                                                                   -------------
                                                                       1,592,387
                                                                   =============
            INDUSTRIALS -- 10.5%
   29,900   AGCO Corp.*                                                  586,040
   11,050   Copart, Inc.*                                                327,743
   15,900   Cummins, Inc.                                                404,655
   13,575   FedEx Corp.                                                  603,952
    4,250   Granite Construction, Inc.                                   159,290
   20,625   Harsco Corp.                                                 457,256
  194,800   Masco Corp.                                                1,359,704
                                                                   -------------
                                                                       3,898,640
                                                                   =============
            INFORMATION TECHNOLOGY -- 19.0%
    9,150   Adobe Systems, Inc.*                                         195,719
   12,250   Affiliated Computer Services, Inc. - Class A*                586,652
   18,400   Analog Devices, Inc.                                         354,568
   53,350   Avnet, Inc.*                                                 934,158
   16,175   Check Point Software Technologies*                           359,247
   28,525   Computer Sciences Corp.*                                   1,050,861
   51,250   eBay, Inc.*                                                  643,700
    8,225   Harris Corp.                                                 238,032
   12,000   Hewitt Associates, Inc. - Class A*                           357,120
   28,675   Juniper Networks, Inc.*                                      431,845
   21,950   Lam Research Corp.*                                          499,801
   17,100   SAIC, Inc.*                                                  319,257
   15,775   Sybase, Inc.*                                                477,825
   36,600   Teradata Corp.*                                              593,652
                                                                   -------------
                                                                       7,042,437
                                                                   =============
            MATERIALS -- 7.2%
   17,050   Agnico-Eagle Mines Ltd.                                      970,486
   10,450   Ecolab, Inc.                                                 362,929
   14,000   Freeport-McMoRan Copper & Gold, Inc.                         533,540
    6,350   Goldcorp, Inc.                                               211,582
   15,200   Intrepid Potash, Inc.*                                       280,440
    8,500   Nucor Corp.                                                  324,445
                                                                   -------------
                                                                       2,683,422
                                                                   =============
            MISCELLANEOUS -- 1.4%
   14,000   Market Vectors - Gold Miners ETF*                            516,320
                                                                   =============
            TELECOMMUNICATION SERVICES -- 1.5%
   14,425   Millicom International Cellular S.A.                         534,302
                                                                   =============
            UTILITIES -- 2.1%
   44,975   Westar Energy, Inc.                                          788,412
                                                                   =============

                                      -5-

UMB SCOUT MID CAP FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009
(Unaudited)


                                                                       VALUE
                                                                   -------------


            TOTAL COMMON STOCKS
            (COST $35,617,581) -- 97.6%                            $  36,163,336
                                                                   =============
PRINCIPAL
 AMOUNT                                                                 VALUE
---------                                                          -------------

            SHORT-TERM INVESTMENT -- 1.2%
            U.S. GOVERNMENT AND AGENCIES
            Federal Home Loan Bank
$ 455,000     0.010%, 04/01/09                                           455,000
                                                                   =============

            TOTAL SHORT-TERM INVESTMENTS
            (COST $455,000) -- 1.2%                                      455,000
                                                                   =============

            TOTAL INVESTMENTS
            (COST $36,072,581) -- 98.8%                               36,618,336

            Other assets less liabilities -- 1.2%                        444,151
                                                                   -------------

            TOTAL NET ASSETS --100.0%                              $  37,062,487
                                                                   =============

            (equivalent to $6.73 per share; unlimited shares of $1.00
              par value capital shares authorized; 5,508,533 shares outstanding)

            ETF - EXCHANGE TRADED FUND
            REIT - REAL ESTATE INVESTMENT TRUST
            * NON-INCOME PRODUCING SECURITY

             SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

                                      -6-

UMB SCOUT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009
(Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                          -------------

            COMMON STOCKS -- 95.7%
            CONSUMER DISCRETIONARY -- 16.4%
   200,000   Abercrombie & Fitch Co. - Class A                     $   4,760,000
   350,000   American Eagle Outfitters, Inc.                           4,284,000
   150,000   American Public Education, Inc.*                          6,309,000
   105,000   Arbitron, Inc.                                            1,576,050
   150,000   BorgWarner, Inc.                                          3,045,000
   150,000   Buckle, Inc.                                              4,789,500
    60,000   Buffalo Wild Wings, Inc.*                                 2,194,800
   175,000   Cato Corp. - Class A                                      3,199,000
   170,000   Cheesecake Factory, Inc.*                                 1,946,500
 1,000,000   Chico's FAS, Inc.*                                        5,370,000
    75,000   Gymboree Corp.*                                           1,601,250
   150,000   Jack in the Box, Inc.*                                    3,493,500
   260,000   LKQ Corp.*                                                3,710,200
   180,000   Monro Muffler, Inc.                                       4,919,400
    10,000   NVR, Inc.*                                                4,277,500
    75,000   Panera Bread Co. - Class A*                               4,192,500
   100,000   Phillips-Van Heusen Corp.                                 2,268,000
   110,000   Red Robin Gourmet Burgers, Inc.*                          1,939,300
   175,000   Williams-Sonoma, Inc.                                     1,764,000
                                                                   -------------
                                                                      65,639,500
                                                                   =============
             CONSUMER STAPLES -- 2.0%
   150,000   Casey's General Stores, Inc.                              3,999,000
    50,000   Sanderson Farms, Inc.                                     1,877,500
   125,000   Whole Foods Market, Inc.                                  2,100,000
                                                                   -------------
                                                                       7,976,500
                                                                   =============
             ENERGY -- 4.0%
   150,000   Alpha Natural Resources, Inc.*                            2,662,500
   110,000   Atwood Oceanics, Inc.*                                    1,824,900
    90,000   Bristow Group, Inc.*                                      1,928,700
   110,000   Continental Resources, Inc.*                              2,333,100
    70,000   Dril-Quip, Inc.*                                          2,149,000
    50,000   NATCO Group, Inc. - Class A*                                946,500
   130,000   Tesoro Corp.                                              1,751,100
   105,000   Walter Industries, Inc.                                   2,401,350
                                                                   -------------
                                                                      15,997,150
                                                                   =============
             FINANCIALS -- 8.5%
   180,000   City National Corp.                                       6,078,600
   300,000   First American Corp.                                      7,953,000
   115,000   FirstMerit Corp.                                          2,093,000
    60,000   Greenhill & Co., Inc.                                     4,431,000
   450,000   Janus Capital Group, Inc.                                 2,992,500
    54,715   Navigators Group, Inc.*                                   2,581,454
   175,000   NewAlliance Bancshares, Inc.                              2,054,500

                                      -7-

UMB SCOUT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009
(Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                          -------------

    55,000   Stifel Financial Corp.*                               $   2,382,050
   141,996   Tower Group, Inc.                                         3,497,361
                                                                   -------------
                                                                      34,063,465
                                                                   =============
             HEALTH CARE -- 6.8%
   300,000   Abaxis, Inc.*                                             5,172,000
    60,000   Haemonetics Corp.*                                        3,304,800
   125,000   HMS Holdings Corp.*                                       4,112,500
    50,000   Immucor, Inc.*                                            1,257,500
   200,000   IRIS International, Inc.*                                 2,306,000
   125,000   Meridian Bioscience, Inc.                                 2,265,000
   100,000   Palomar Medical Technologies, Inc.*                         726,000
   325,000   Par Pharmaceutical Cos., Inc.*                            3,077,750
    90,000   Techne Corp.                                              4,923,900
                                                                   -------------
                                                                      27,145,450
                                                                   =============
             INDUSTRIALS -- 20.8%
   110,000   Allegiant Travel Co.*                                     5,000,600
    42,500   American Science & Engineering, Inc.                      2,371,500
    90,000   Ampco-Pittsburgh Corp.                                    1,193,400
   100,000   Axsys Technologies, Inc.*                                 4,204,000
   375,000   Copart, Inc.*                                            11,122,500
   100,000   Exponent, Inc.*                                           2,533,000
   250,000   FTI Consulting, Inc.*                                    12,370,000
    75,000   Granite Construction, Inc.                                2,811,000
   150,000   Herman Miller, Inc.                                       1,599,000
   100,000   HUB Group, Inc. - Class A*                                1,700,000
   165,000   ICF International, Inc.*                                  3,790,050
    75,000   Kaydon Corp.                                              2,049,750
   100,000   Layne Christensen Co.*                                    1,607,000
   562,032   Masco Corp.                                               3,922,983
   175,000   Middleby Corp.*                                           5,675,250
    80,000   Old Dominion Freight Line, Inc.*                          1,879,200
   300,000   Quanex Building Products Corp.                            2,280,000
   145,000   Resources Connection, Inc.*                               2,186,600
   270,000   SYKES Enterprises, Inc.*                                  4,490,100
   125,000   Watson Wyatt Worldwide, Inc. - Class A                    6,171,250
   400,000   Woodward Governor Co.                                     4,472,000
                                                                   -------------
                                                                      83,429,183
                                                                   =============
             INFORMATION TECHNOLOGY -- 26.3%
   185,000   ACI Worldwide, Inc.*                                      3,468,750
   100,000   ANSYS, Inc.*                                              2,510,000
   433,546   Cogent, Inc.*                                             5,159,197
   400,000   CommScope, Inc.*                                          4,544,000
    75,000   Digital River, Inc.*                                      2,236,500
   375,000   Diodes, Inc.*                                             3,978,750
    60,000   Factset Research Systems, Inc.                            2,999,400
    94,637   Formfactor, Inc.*                                         1,705,359
   140,000   Hewitt Associates, Inc. - Class A*                        4,166,400
   130,000   j2 Global Communications, Inc.*                           2,845,700
   220,000   Macrovision Solutions Corp.*                              3,913,800
   200,000   Micros Systems, Inc.*                                     3,750,000
   150,000   Microsemi Corp.*                                          1,740,000
   185,000   Monolithic Power Systems, Inc.*                           2,867,500

                                      -8-

UMB SCOUT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009
(Unaudited)

 NUMBER
OF SHARES                                                              VALUE
---------                                                          -------------

   250,000   MSC.Software Corp.*                                   $   1,410,000
   100,000   Netgear, Inc.*                                            1,205,000
    70,000   Netlogic Microsystems, Inc.*                              1,923,600
   180,000   Neutral Tandem, Inc.*                                     4,429,800
   305,000   Pegasystems, Inc.                                         5,663,850
   391,641   Pericom Semiconductor Corp.*                              2,862,896
   640,000   PMC - Sierra, Inc.*                                       4,083,200
   120,000   Power Integrations, Inc.                                  2,064,000
   170,000   QLogic Corp.*                                             1,890,400
   125,000   Rofin-Sinar Technologies, Inc.*                           2,015,000
   150,000   Semtech Corp.*                                            2,002,500
   650,000   Skyworks Solutions, Inc.*                                 5,239,000
    90,000   SPSS, Inc.*                                               2,558,700
   110,000   Standard Microsystems Corp.*                              2,046,000
   250,000   Sybase, Inc.*                                             7,572,500
   200,000   Synaptics, Inc.*                                          5,352,000
   500,000   Valueclick, Inc.*                                         4,255,000
   180,000   Wright Express Corp.*                                     3,279,600
                                                                   -------------
                                                                     105,738,402
                                                                   =============
             MATERIALS -- 7.0%
    55,000   CF Industries Holdings, Inc.                              3,912,150
   262,650   Cliffs Natural Resources, Inc.                            4,769,724
    50,000   Compass Minerals International, Inc.                      2,818,500
   446,298   Intrepid Potash, Inc.*                                    8,234,198
   100,000   Royal Gold, Inc.                                          4,676,000
   390,000   Stillwater Mining Co.*                                    1,443,000
    75,000   Terra Industries, Inc.                                    2,106,750
                                                                   -------------
                                                                      27,960,322
                                                                   =============
             MISCELLANEOUS -- 3.9%
   375,000   iShares Russell 2000 Index Fund ETF                      15,727,500
                                                                   =============

             TOTAL COMMON STOCKS
             (COST $398,906,189) -- 95.7%                            383,677,472
                                                                   =============
PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                          -------------

             SHORT-TERM INVESTMENT -- 1.9%
             U.S. GOVERNMENT AND AGENCIES
             Federal Home Loan Bank
$7,853,000     0.010%, 04/01/09                                        7,853,000
                                                                   =============

                                      -9-

UMB SCOUT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009
(Unaudited)

                                                                       VALUE
                                                                   -------------


             TOTAL SHORT-TERM INVESTMENTS
             (COST $7,853,000) -- 1.9%                             $   7,853,000
                                                                   =============

             TOTAL INVESTMENTS
             (COST $406,759,189) -- 97.6%                            391,530,472

             Other assets less liabilities -- 2.4%                     9,547,632
                                                                   -------------

             TOTAL NET ASSETS --100.0%                             $ 401,078,104
                                                                   =============
             (equivalent to $9.44 per share; unlimited shares of $1.00
               par value capital shares authorized; 42,486,658 shares
               outstanding)

             ETF - EXCHANGE TRADED FUND
             * NON-INCOME PRODUCING SECURITY

              SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.


                                      -10-

UMB SCOUT INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009
(Unaudited)

  NUMBER
 OF SHARES                                                             VALUE
----------                                                         -------------

               COMMON STOCKS (ADR'S) -- 87.8%
               AUSTRALIA -- 4.8%
   2,373,200   Australia & New Zealand Banking Group Ltd.          $  26,342,520
     866,976   BHP Billiton Ltd.                                      38,667,129
   1,935,400   CSL Ltd.(1)                                            43,697,575
     711,067   Woodside Petroleum Ltd.                                18,921,493
                                                                   -------------
                                                                     127,628,717
                                                                   =============
               BRAZIL -- 3.3%
     889,680   Cia de Bebidas das Americas                            42,482,220
   1,063,365   Empresa Brasileira de Aeronautica S.A.                 14,110,854
   1,015,358   Petroleo Brasileiro S.A.                               30,937,958
                                                                   -------------
                                                                      87,531,032
                                                                   =============
               CANADA -- 4.8%
     771,751   Enbridge, Inc.(1)                                      22,226,429
     797,570   Imperial Oil Ltd.(1)                                   28,736,447
     232,251   Potash Corp. of Saskatchewan, Inc.(1)                  18,768,203
   1,041,900   Royal Bank of Canada(1)                                30,131,748
     776,480   Toronto-Dominion Bank(1)                               26,850,679
                                                                   -------------
                                                                     126,713,506
                                                                   =============
               CHILE -- 1.0%
   1,037,770   Sociedad Quimica y Minera de Chile S.A.                27,563,171
                                                                   =============
               DENMARK -- 0.9%
     515,500   Novo Nordisk A/S                                       24,733,690
                                                                   =============
               FINLAND -- 1.3%
   2,390,165   Sampo Oyj - A Shares(1)                                35,219,075
                                                                   =============
               FRANCE -- 6.7%
   1,609,342   Air Liquide S.A.                                       26,119,621
   1,602,700   AXA S.A.                                               19,200,346
     679,900   Dassault Systemes S.A.(1)                              26,383,406
     596,232   Groupe Danone(1)                                       28,994,354
     394,296   LVMH Moet Hennessy Louis Vuitton S.A.(1)               24,725,322
     621,165   Technip S.A.                                           21,678,658
     648,692   Total S.A.                                             31,824,829
                                                                   -------------
                                                                     178,926,536
                                                                   =============
               GERMANY -- 7.7%
   1,774,273   Adidas A.G.                                            29,381,961
   3,141,090   Allianz S.E.                                           26,259,512
     476,331   Bayer A.G.                                             22,773,385
     837,280   Deutsche Post A.G.(1)                                   9,026,550
     868,700   Fresenius Medical Care A.G. & Co. KGaA                 33,618,690
     921,800   Henkel A.G. & Co. KGaA                                 24,980,780

                                      -11-

UMB SCOUT INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009
(Unaudited)

  NUMBER
 OF SHARES                                                             VALUE
----------                                                         -------------

     799,780   SAP A.G.                                            $  28,224,236
     540,435   Siemens A.G.                                           30,788,582
                                                                   -------------
                                                                     205,053,696
                                                                   =============
               GREECE -- 1.5%
   2,786,712   Coca Cola Hellenic Bottling Co., S.A.(1)               40,024,762
                                                                   =============
               HONG KONG -- 1.1%
   4,339,280   CLP Holdings Ltd.                                      29,376,926
                                                                   =============
               HUNGARY -- 0.9%
   1,202,570   Magyar Telekom Telecommunications PLC                  13,697,272
     500,380   MOL Hungarian Oil and Gas NyRt.                        11,149,718
                                                                   -------------
                                                                      24,846,990
                                                                   =============
               INDIA -- 0.9%
     943,764   Infosys Technologies Ltd.                              25,132,435
                                                                   =============
               IRELAND -- 1.2%
   1,376,141   Ryanair Holdings PLC*                                  31,802,618
                                                                   =============
               ISRAEL -- 2.1%
   1,237,911   Teva Pharmaceutical Industries Ltd.                    55,767,891
                                                                   =============
               ITALY -- 1.7%
   1,347,700   Luxottica Group S.p.A.                                 20,754,580
   1,309,618   Saipem S.p.A.(1)                                       23,285,537
                                                                   -------------
                                                                      44,040,117
                                                                   =============
               JAPAN -- 9.9%
   2,198,980   Asahi Breweries Ltd.(1)                                26,432,503
   1,238,330   Canon, Inc.                                            35,948,720
     483,630   Fanuc Ltd.(1)                                          33,150,855
       7,226   Japan Tobacco, Inc.(1)                                 19,358,480
     629,702   Komatsu Ltd.                                           27,858,016
   2,461,050   Nidec Corp.                                            27,637,592
   2,119,000   NTT DoCoMo, Inc.                                       28,924,350
     611,200   Takeda Pharmaceutical Co., Ltd.(1)                     21,251,477
   1,192,039   Terumo Corp.(1)                                        44,375,554
                                                                   -------------
                                                                     264,937,547
                                                                   =============
               LUXEMBOURG -- 0.7%
     477,401   Millicom International Cellular S.A.(1)                17,682,933
                                                                   =============
               MEXICO -- 1.4%
   1,072,960   Grupo Televisa S.A.                                    14,635,174
     996,080   Wal-Mart de Mexico S.A.B. de C.V.                      23,258,468
                                                                   -------------
                                                                      37,893,642
                                                                   =============
               NETHERLANDS -- 1.8%
   6,278,110   Aegon N.V.(1)                                          24,107,942
   2,295,789   Koninklijke Ahold N.V.                                 25,024,100
                                                                   -------------
                                                                      49,132,042
                                                                   =============

                                      -12-

UMB SCOUT INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009
(Unaudited)

  NUMBER
 OF SHARES                                                             VALUE
----------                                                         -------------

               NORWAY -- 0.7%
   1,214,700   Tandberg ASA(1)                                     $  17,770,211
                                                                   =============
               SINGAPORE -- 1.2%
   2,395,840   United Overseas Bank Ltd.                              30,666,752
                                                                   =============
               SOUTH KOREA -- 0.7%
      57,700   Shinsegae Co., Ltd.(1)                                 18,121,898
                                                                   =============
               SPAIN -- 4.4%
   3,090,250   Banco Bilbao Vizcaya Argentaria S.A.                   25,123,733
     706,648   Iberdrola S.A.                                         19,821,476
     807,200   Inditex S.A.(1)                                        31,433,645
     679,548   Telefonica S.A.                                        40,514,652
                                                                   -------------
                                                                     116,893,506
                                                                   =============
               SWEDEN -- 4.0%
     982,230   Hennes & Mauritz A.B. - B Shares(1)                    36,610,579
   3,697,430   Sandvik A.B.                                           21,260,222
   2,112,620   Svenska Cellulosa A.B. - B Shares(1)                   15,941,206
   4,073,075   Telefonaktiebolaget LM Ericsson                        32,951,177
                                                                   -------------
                                                                     106,763,184
                                                                   =============
               SWITZERLAND -- 8.5%
   2,912,610   ABB Ltd.                                               40,601,784
      47,700   Givaudan S.A.(1)                                       24,715,228
     268,445   Lonza Group A.G.(1)                                    26,550,818
     962,075   Nestle S.A.                                            32,277,616
     591,200   Nobel Biocare Holding A.G.(1)                          10,101,612
     797,600   Roche Holding A.G.                                     27,437,440
     366,000   Sonova Holding A.G.(1)                                 22,113,243
     657,598   Syngenta A.G.                                          26,376,256
   1,687,700   UBS A.G.(1)                                            15,915,011
                                                                   -------------
                                                                     226,089,008
                                                                   =============
               TAIWAN -- 2.0%
   5,739,700   HON HAI Precision Industry Co., Ltd.(1)                12,987,781
   4,394,408   Taiwan Semiconductor Manufacturing Co., Ltd.           39,329,951
                                                                   -------------
                                                                      52,317,732
                                                                   =============
               UNITED KINGDOM -- 9.3%
     491,559   BG Group PLC                                           37,009,477
     661,500   British American Tobacco PLC                           30,429,000
   1,035,600   HSBC Holdings PLC                                      29,224,632
     332,750   HSBC Holdings PLC - Rights*                             3,337,482
   3,380,797   Prudential PLC                                         33,334,658
     812,620   Reckitt Benckiser Group PLC(1)                         30,455,838
  12,659,028   Sage Group PLC(1)                                      30,643,303
   2,158,800   Tesco PLC                                              30,698,136
   1,351,866   Vodafone Group PLC                                     23,549,506
                                                                   -------------
                                                                     248,682,032
                                                                   =============
               UNITED STATES -- 3.3%
     817,510   Aflac, Inc.(1)                                         15,826,994
     679,890   Mettler-Toledo International, Inc.*(1)                 34,898,754

                                      -13-

UMB SCOUT INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009
(Unaudited)

  NUMBER
 OF SHARES                                                             VALUE
----------                                                         -------------

     338,458   Synthes, Inc.(1)                                    $  37,743,856
                                                                   -------------
                                                                      88,469,604
                                                                   =============

                TOTAL COMMON STOCKS (ADR'S)
                (COST $2,886,642,227) -- 87.8%                     2,339,781,253
                                                                   =============
PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                          -------------

               SHORT-TERM INVESTMENTS -- 11.6%
               U.S. GOVERNMENT AND AGENCIES
               Federal Agricultural Mortgage Corp.
$  8,231,000     0.010%, 04/01/09                                      8,231,000
               Federal Farm Credit Bank
  50,000,000     0.010%, 04/01/09                                     50,000,000
               Federal Home Loan Bank
 231,834,000     0.010%, 04/01/09                                    231,834,000
  10,000,000     0.001%, 04/06/09                                      9,999,999
  10,000,000     0.050%, 04/06/09                                      9,999,930
                                                                   -------------

               TOTAL SHORT-TERM INVESTMENTS
               (COST $310,064,929) -- 11.6%                          310,064,929
                                                                   =============

               TOTAL INVESTMENTS
               (COST $3,196,707,156) -- 99.4%                      2,649,846,182

               Other assets less liabilities -- 0.6%                  15,775,088
                                                                   -------------

               TOTAL NET ASSETS --100.0%                          $2,665,621,270
                                                                  ==============
               (equivalent to $19.33 per share; unlimited shares of
                 $1.00 par value capital shares authorized;
                 137,891,936 shares outstanding)

               ADR - AMERICAN DEPOSITORY RECEIPT
               PLC - PUBLIC LIMITED COMPANY
               * NON-INCOME PRODUCING SECURITY
               (1) NON ADR

                SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

                                      -14-

UMB SCOUT INTERNATIONAL DISCOVERY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009
(Unaudited)

 NUMBER
OF SHARES                                                               VALUE
---------                                                            ----------

               COMMON STOCKS (ADR'S) -- 80.4%
               BRAZIL -- 1.3%
       9,660   Empresa Brasileira de Aeronautica S.A.                $   128,188
                                                                     ===========
               CANADA -- 3.2%
       4,345   Canadian Pacific Railway Ltd.(1)                          128,743
       5,500   Shoppers Drug Mart Corp.(1)                               189,453
                                                                     -----------
                                                                         318,196
                                                                     ===========
               CHILE -- 5.3%
       4,750   Banco Santander Chile                                     163,162
       7,160   Sociedad Quimica y Minera de Chile S.A.                   190,170
       5,230   Vina Concha y Toro S.A.                                   173,636
                                                                     -----------
                                                                         526,968
                                                                     ===========
               FINLAND -- 1.7%
      11,420   Sampo Oyj - A Shares(1)                                   168,274
                                                                     ===========
               FRANCE -- 6.0%
       2,525   Cie Generale d'Optique Essilor International S.A.(1)       97,491
       4,530   Dassault Systemes S.A.                                    175,538
       2,430   Neopost S.A.(1)                                           188,316
       4,050   Technip S.A.                                              141,345
                                                                     -----------
                                                                         602,690
                                                                     ===========
               GERMANY -- 7.6%
      10,860   Adidas A.G.                                               179,842
       2,265   Bijou Brigitte A.G.(1)                                    243,875
       3,985   Fresenius Medical Care A.G. & Co. KGaA                    154,219
       2,070   Pfeiffer Vacuum Technology A.G.(1)                        124,031
       9,175   Wirecard A.G.*(1)                                          60,912
                                                                     -----------
                                                                         762,879
                                                                     ===========
               GREECE -- 1.5%
      10,910   Coca Cola Hellenic Bottling Co., S.A.                     154,813
                                                                     ===========
               HONG KONG -- 2.7%
      22,150   CLP Holdings Ltd.                                         149,956
      13,000   Wing Hang Bank Ltd.                                       124,632
                                                                     -----------
                                                                         274,588
                                                                     ===========
               HUNGARY -- 2.0%
       9,410   Magyar Telekom Telecommunications PLC                     107,180
       4,060   MOL Hungarian Oil and Gas NyRt.                            90,467
                                                                     -----------
                                                                         197,647
                                                                     ===========
               IRELAND -- 3.1%
      26,290   Irish Life & Permanent PLC(1)                              39,030

                                      -15-

UMB SCOUT INTERNATIONAL DISCOVERY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009
(Unaudited)

 NUMBER
OF SHARES                                                               VALUE
---------                                                            ----------

      11,675   Ryanair Holdings PLC*                                 $   269,809
                                                                     -----------
                                                                         308,839
                                                                     ===========
               ITALY -- 5.3%
      12,375   Benetton Group S.p.A.                                     159,637
      14,597   Finmeccanica S.p.A.(1)                                    181,556
      12,600   Luxottica Group S.p.A.                                    194,040
                                                                     -----------
                                                                         535,233
                                                                     ===========
               JAPAN -- 11.9%
      14,600   Asahi Breweries Ltd.(1)                                   175,497
         500   Hogy Medical Co., Ltd.(1)                                  27,327
         250   Kao Corp.                                                  48,978
      18,750   Nidec Corp.                                               210,563
       3,000   SECOM Co., Ltd.(1)                                        111,315
         500   Shimamura Co., Ltd.(1)                                     26,831
       2,300   SMC Corp.(1)                                              224,651
       2,670   SPDR Russell/Nomura Small Cap Japan ETF(1)                 81,782
       2,600   Sysmex Corp.(1)                                            83,750
       2,067   Terumo Corp.(1)                                            76,947
       7,450   TonenGeneral Sekiyu KK(1)                                  73,162
       1,490   Yamada Denki Co., Ltd.(1)                                  58,931
                                                                     -----------
                                                                       1,199,734
                                                                     ===========
               LUXEMBOURG -- 1.7%
       4,480   Millicom International Cellular S.A.(1)                   165,939
                                                                     ===========
               NETHERLANDS -- 1.9%
       4,715   Koninklijke Vopak N.V.(1)                                 189,024
                                                                     ===========
               NORWAY -- 1.3%
       8,400   Tandberg ASA(1)                                           122,886
         525   Yara International ASA                                     11,524
                                                                     -----------
                                                                         134,410
                                                                     ===========
               SINGAPORE -- 1.5%
      20,000   Flextronics International Ltd.*(1)                         57,800
       7,415   United Overseas Bank Ltd.                                  94,912
                                                                     -----------
                                                                         152,712
                                                                     ===========
               SWEDEN -- 1.5%
      20,440   Svenska Cellulosa A.B.                                    155,344
                                                                     ===========
               SWITZERLAND -- 8.5%
         326   Givaudan S.A.(1)                                          168,913
          11   Lindt & Spruengli A.G.(1)                                 178,906
       5,000   Nobel Biocare Holding A.G.(1)                              85,433
       2,940   Schindler Holding A.G.(1)                                 138,977
      22,390   SGS S.A.                                                  234,423
         685   Swiss Life Holding A.G.*(1)                                47,287
                                                                     -----------
                                                                         853,939
                                                                     ===========
               UNITED KINGDOM -- 9.6%
      22,515   Capita Group PLC(1)                                       218,738

                                      -16-

UMB SCOUT INTERNATIONAL DISCOVERY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009
(Unaudited)

 NUMBER
OF SHARES                                                               VALUE
---------                                                            ----------

      37,350   Informa PLC(1)                                        $   140,556
       6,900   Marks & Spencer Group PLC                                  57,891
       4,670   Premier Oil PLC*(1)                                        71,065
      18,115   Sage Group PLC                                            175,716
       1,395   Shire PLC                                                  50,136
       1,395   Smith & Nephew PLC                                         43,594
       9,200   Willis Group Holdings Ltd.(1)                             202,400
                                                                     -----------
                                                                         960,096
                                                                     ===========
               UNITED STATES -- 2.8%
       2,575   Mettler-Toledo International, Inc.*(1)                    132,175
       1,320   Synthes, Inc.(1)                                          147,202
                                                                     -----------
                                                                         279,377
                                                                     ===========

               TOTAL COMMON STOCKS (ADR'S)
               (COST $13,225,696) -- 80.4%                             8,068,890
                                                                     ===========
PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                            -----------

               SHORT-TERM INVESTMENT -- 18.4%
               U.S. GOVERNMENT AND AGENCIES
               Federal Home Loan Bank
$  1,851,000     0.010%, 04/01/09                                      1,851,000
                                                                     ===========

               TOTAL SHORT-TERM INVESTMENTS
               (COST $1,851,000) -- 18.4%                              1,851,000
                                                                     ===========

               TOTAL INVESTMENTS
               (COST $15,076,696) -- 98.8%                             9,919,890

               Other assets less liabilities -- 1.2%                     121,548
                                                                     -----------

               TOTAL NET ASSETS --100.0%                             $10,041,438
                                                                     ===========
               (equivalent to $5.68 per share; unlimited shares of $1.00
                 par value capital shares authorized; 1,768,780 shares
                 outstanding)

               ADR - AMERICAN DEPOSITORY RECEIPT
               ETF - EXCHANGE TRADED FUND
               PLC - PUBLIC LIMITED COMPANY
               * NON-INCOME PRODUCING SECURITY
               (1) NON ADR

                SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

                                      -17-

UMB SCOUT BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009
(Unaudited)

PRINCIPAL
 AMOUNT                                                                 VALUE
---------                                                           ------------

               COMMERCIAL PAPER -- 2.2%
               Bank of Nova Scotia
$  2,500,000     0.150%, 04/01/09                                   $  2,500,000
                                                                    ------------

               TOTAL COMMERCIAL PAPER
               (COST $2,500,000) -- 2.2%                               2,500,000
                                                                    ============

               CORPORATE BONDS -- 31.6%
               Alabama Power Co.
   1,000,000     5.800%, 11/15/13(3)                                   1,075,014
               Anheuser-Busch Cos., Inc.
     750,000     5.750%, 04/01/10(3)                                     752,222
   1,000,000     4.700%, 04/15/12(3)                                     982,548
               AT&T, Inc.
   2,000,000     6.250%, 03/15/11(3)                                   2,089,946
               Bank of New York Mellon Corp.
   1,000,000     4.500%, 04/01/13                                        991,887
               Berkshire Hathaway Finance Corp.
   1,000,000    4.200%, 12/15/10(3)                                   1,014,733
               BHP Billiton Finance USA Ltd.
   1,500,000     5.500%, 04/01/14                                      1,511,973
               Caterpillar, Inc.
   1,000,000     7.000%, 12/15/13(3)                                   1,065,295
               Chevron Corp.
   1,200,000     3.450%, 03/03/12(3)                                   1,232,590
               ConocoPhillips
   1,400,000     4.750%, 02/01/14(3)                                   1,457,782
               Duke Energy Carolinas, LLC
   1,650,000     5.750%, 11/15/13(3)                                   1,759,583
               General Electric Capital Corp.
   1,500,000     6.875%, 11/15/10                                      1,522,379
               Hewlett-Packard Co.
   2,000,000     4.500%, 03/01/13(3)                                   2,058,612
               International Business Machines Corp.
     500,000     7.500%, 06/15/13                                        569,175
   2,000,000     6.500%, 10/15/13(3)                                   2,214,566
               John Deere Capital Corp.
   1,000,000     5.250%, 10/01/12                                      1,010,533
               JPMorgan Chase & Co.
   2,500,000     5.600%, 06/01/11                                      2,525,497
               M&I Marshall & Isley Bank
     181,818     2.900%, 08/18/09                                        179,787
               Northern Trust Co.
     465,000     7.100%, 08/01/09                                        469,203
               PepsiCo, Inc.
   2,000,000     3.750%, 03/01/14(3)                                   2,030,920
               Procter & Gamble Co.
     450,000     3.500%, 02/15/15(3)                                     450,406
               Roche Holdings, Inc.
   2,000,000     5.000%, 03/01/14(2),(3)                               2,049,270

                                      -18-

UMB SCOUT BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009
(Unaudited)

PRINCIPAL
 AMOUNT                                                                 VALUE
---------                                                           ------------

               Verizon Virginia, Inc.
$  3,000,000     4.625%, 03/15/13(3)                                $  2,912,706
               Wachovia Corp.
   2,000,000     4.375%, 06/01/10                                      1,944,216
               Wal-Mart Stores, Inc.
   2,000,000     5.000%, 04/05/12                                      2,157,632
                                                                    ------------

               TOTAL CORPORATE BONDS
               (COST $35,358,399) -- 31.6%                            36,028,475
                                                                    ============

               U.S. GOVERNMENT AND AGENCIES -- 65.4%
               FDIC: TEMPORARY LIQUIDITY GUARANTEE PROGRAM -- 6.7%
               Bank of America Corp.
   3,000,000     3.125%, 06/15/12                                      3,106,005
               John Deere Capital Corp.
   1,500,000     2.875%, 06/19/12                                      1,539,555
               JPMorgan Chase & Co.
   1,500,000     2.125%, 06/22/12                                      1,508,401
               Wells Fargo & Co.
   1,500,000     2.125%, 06/15/12                                      1,507,628
                                                                    ------------
               TOTAL FDIC: TEMPORARY LIQUIDITY GUARANTEE PROGRAM       7,661,589
                                                                    ============
               FEDERAL FARM CREDIT BANK -- 10.1%
   3,000,000   5.250%, 09/13/10                                        3,168,342
   2,875,000   4.700%, 10/20/10                                        3,028,243
   4,000,000   4.875%, 02/18/11                                        4,257,352
   1,000,000   5.000%, 09/04/13                                        1,099,202
                                                                    ------------
               TOTAL FEDERAL FARM CREDIT BANK                         11,553,139
                                                                    ============
               FEDERAL HOME LOAN BANK -- 9.9%
   2,890,000   0.010%, 04/01/09                                        2,890,000
   1,000,000   3.000%, 06/18/09                                        1,005,387
   2,000,000   4.000%, 11/13/09                                        2,037,906
   2,000,000   4.250%, 06/11/10                                        2,076,004
   2,000,000   4.500%, 11/15/12                                        2,165,212
   1,000,000   3.750%, 06/14/13                                        1,056,302
                                                                    ------------
               TOTAL FEDERAL HOME LOAN BANK                           11,230,811
                                                                    ============
               FEDERAL HOME LOAN MORTGAGE CORPORATION -- 2.9%
   1,250,000   4.375%, 07/30/09(3)                                     1,265,234
   1,000,000   2.450%, 02/17/12(3)                                     1,004,265
   1,000,000   2.125%, 03/23/12                                        1,008,303
                                                                    ------------
               TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION            3,277,802
                                                                    ============
               FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 7.5%
   4,000,000   2.500%, 04/09/10                                        4,053,260
   1,000,000   1.750%, 03/23/11                                        1,006,923
   2,000,000   2.750%, 04/11/11                                        2,053,284
   1,300,000   5.375%, 11/15/11                                        1,427,087
                                                                    ------------
               TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION             8,540,554
                                                                    ============
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 12.1%
       8,154   6.500%, 10/15/11                                            8,523
       8,097   6.000%, 02/20/13                                            8,391

                                      -19-

UMB SCOUT BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009
(Unaudited)

PRINCIPAL
 AMOUNT                                                                 VALUE
---------                                                           ------------

$      2,102   6.000%, 03/15/13                                     $      2,217
       5,012   6.000%, 06/15/13                                            5,284
     108,407   5.500%, 04/20/16                                          113,570
      16,590   7.000%, 07/20/16                                           17,502
      83,860   6.000%, 08/15/16                                           88,545
      84,554   6.000%, 08/15/16                                           89,277
     233,643   5.500%, 09/20/16                                          244,770
     444,632   5.500%, 11/15/16                                          467,163
       4,293   5.500%, 12/20/16                                            4,497
     283,540   5.500%, 01/15/17                                          299,333
      10,689   6.000%, 02/15/17                                           11,222
     287,215   5.500%, 05/20/17                                          301,016
     299,211   5.500%, 08/15/17                                          315,877
     225,083   5.500%, 08/15/17                                          237,619
     408,363   5.500%, 10/15/17                                          431,108
     248,503   5.500%, 10/20/17                                          260,444
     320,738   5.500%, 11/15/17                                          338,603
      10,775   5.500%, 11/15/17                                           11,375
      16,324   5.000%, 03/15/18                                           17,226
   1,138,603   5.000%, 04/16/18(3)                                     1,194,653
     854,652   5.000%, 04/20/18                                          897,786
     304,845   5.500%, 07/20/18                                          319,629
      10,186   4.500%, 08/15/18                                           10,651
     236,503   5.500%, 10/20/18                                          247,973
       9,032   5.000%, 11/15/18                                            9,531
     435,427   5.500%, 06/20/19                                          457,376
      10,905   5.000%, 09/15/19                                           11,494
     229,080   5.500%, 10/20/19                                          240,628
     538,008   5.500%, 11/20/19                                          565,128
   3,500,000   5.297%, 11/16/35(3),(4)                                 3,717,420
   2,700,000   5.346%, 07/16/36(3),(4)                                 2,869,603
                                                                    ------------
               TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION         13,815,434
                                                                    ============
               SMALL BUSINESS ASSOCIATION -- 0.0%
         138   9.100%, 10/01/09(3)                                           140
       1,099   8.800%, 01/01/10(3)                                         1,116
         503   9.450%, 02/01/10(3)                                           516
                                                                    ------------
               TOTAL SMALL BUSINESS ASSOCIATION                            1,772
                                                                    ============
               U.S. TREASURY SECURITIES -- 16.2%
   1,500,000   3.625%, 10/31/09                                        1,527,598
   2,000,000   2.125%, 01/31/10                                        2,026,330
   2,000,000   2.125%, 04/30/10                                        2,033,830
   3,000,000   2.375%, 08/31/10                                        3,074,415
   1,000,000   3.875%, 09/15/10                                        1,047,852
   2,000,000   1.375%, 03/15/12                                        2,014,532
   5,000,000   2.750%, 02/28/13                                        5,270,315

                                      -20-

UMB SCOUT BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009
(Unaudited)

PRINCIPAL
 AMOUNT                                                                 VALUE
---------                                                           ------------

$  1,500,000   1.875%, 02/28/14                                     $  1,516,880
                                                                    ------------
               TOTAL U.S. TREASURY SECURITIES                         18,511,752
                                                                    ============

               TOTAL U.S. GOVERNMENT AND AGENCIES
               (COST $72,344,383) -- 65.4%                            74,592,853
                                                                    ============

               TOTAL INVESTMENTS
               (COST $110,202,782) -- 99.2%                          113,121,328

               Other assets less liabilities -- 0.8%                     917,192
                                                                    ------------

               TOTAL NET ASSETS --100.0%                            $114,038,520
                                                                    ============
               (equivalent to $11.31 per share; unlimited shares of
                 $1.00 par value capital shares authorized; 10,084,005
                 shares outstanding)

               (2) 144A RESTRICTED SECURITY
               (3) CALLABLE
               (4) VARIABLE RATE SECURITY

             SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

                                      -21-

UMB SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2009
(Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           ------------

               U.S. GOVERNMENT AND AGENCIES -- 99.9%
               FDIC: TEMPORARY LIQUIDITY GUARANTEE PROGRAM -- 5.8%
               General Electric Capital Corp.
$ 10,000,000     0.550%, 04/08/09                                   $  9,998,931
               U.S. Bank N.A.
   2,500,000     1.020%, 11/06/09                                      2,484,487
   5,000,000     1.100%, 12/04/09                                      4,962,264
                                                                    ------------
               TOTAL FDIC: TEMPORARY LIQUIDITY GUARANTEE PROGRAM      17,445,682
                                                                    ============
               FEDERAL AGRICULTURAL MORTGAGE CORPORATION -- 14.7%
  39,885,000   0.340%, 04/01/09                                       39,885,000
   3,000,000   0.310%, 04/29/09                                        2,999,277
   1,500,000   0.800%, 12/23/09                                        1,491,133
                                                                    ------------
               TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION        44,375,410
                                                                    ============
               FEDERAL FARM CREDIT BANK -- 3.0%
   1,800,000   0.100%, 04/01/09                                        1,800,000
     100,000   4.125%, 04/15/09                                          100,131
   7,000,000   5.250%, 08/03/09                                        7,083,226
                                                                    ------------
               TOTAL FEDERAL FARM CREDIT BANK                          8,983,357
                                                                    ============
               FEDERAL HOME LOAN BANK -- 43.8%
   1,645,000   0.300%, 04/01/09                                        1,645,000
     395,000   2.300%, 04/01/09(3)                                       395,000
     395,000   3.240%, 04/03/09                                          395,055
   1,690,000   0.350%, 04/06/09                                        1,689,918
     100,000   5.905%, 04/07/09                                          100,076
     577,000   0.335%, 04/13/09                                          576,936
   3,500,000   1.480%, 04/14/09                                        3,498,130
     500,000   0.310%, 04/15/09                                          499,928
   1,100,000   3.000%, 04/15/09                                        1,100,644
   5,630,000   0.340%, 04/16/09                                        5,629,202
   1,000,000   0.320%, 04/17/09                                          999,871
     499,000   0.350%, 04/20/09                                          498,908
   1,685,000   0.360%, 04/21/09                                        1,684,706
     500,000   2.520%, 04/21/09(3)                                       500,262
   9,830,000   0.360%, 04/22/09                                        9,827,957
     650,000   4.750%, 04/24/09                                          651,823
     500,000   5.790%, 04/27/09                                          501,931
   2,745,000   0.370%, 04/30/09                                        2,744,182
     500,000   2.600%, 04/30/09(3)                                       500,393
   5,175,000   0.390%, 05/01/09                                        5,173,330
   1,000,000   0.360%, 05/04/09                                          999,667
   1,300,000   0.380%, 05/06/09                                        1,299,520
     500,000   2.650%, 05/06/09(3)                                       500,475
  12,135,000   0.380%, 05/07/09                                       12,130,492

                                      -22-

UMB SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2009
(Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           ------------

$  2,000,000   2.550%, 05/07/09                                     $  1,999,380
     500,000   2.750%, 05/07/09(3)                                       500,537
   6,000,000   0.370%, 05/12/09                                        5,998,440
     791,000   0.380%, 05/14/09                                          790,641
   2,450,000   0.390%, 05/18/09                                        2,448,752
      50,000   6.120%, 05/21/09                                           50,350
   7,327,000   0.390%, 05/26/09                                        7,322,539
   3,000,000   0.400%, 05/27/09                                        2,998,133
   3,492,000   0.350%, 05/29/09                                        3,490,031
     500,000   0.440%, 06/02/09                                          499,621
   3,475,000   0.420%, 06/04/09                                        3,472,405
     300,000   0.440%, 06/05/09                                          299,762
  10,800,000   0.360%, 06/15/09                                       10,791,750
     300,000   0.460%, 06/19/09                                          299,697
   1,000,000   0.450%, 06/22/09                                          998,975
   1,000,000   3.000%, 06/24/09                                        1,005,249
   3,000,000   0.400%, 06/25/09                                        2,997,166
      50,000   6.795%, 06/30/09                                           50,711
   1,220,000   0.500%, 07/01/09                                        1,218,458
   3,000,000   2.875%, 07/02/09                                        3,007,384
     696,000   0.505%, 07/13/09                                          695,061
   1,870,000   0.545%, 07/31/09                                        1,866,575
   5,000,000   0.540%, 08/04/09                                        4,990,625
   1,500,000   2.560%, 08/04/09                                        1,509,821
   7,500,000   2.645%, 08/07/09                                        7,549,214
     250,000   2.500%, 08/13/09(3)                                       251,526
   2,610,000   0.600%, 08/26/09                                        2,603,605
   2,000,000   0.550%, 09/01/09                                        1,995,325
   1,826,000   0.600%, 09/02/09                                        1,821,313
   1,500,000   5.250%, 09/11/09                                        1,530,577
   1,715,000   0.630%, 09/15/09                                        1,710,226
   1,075,000   0.720%, 10/13/09                                        1,071,066
     100,000   4.000%, 11/13/09                                          101,833
     925,000   3.375%, 12/18/09                                          941,646
                                                                    ------------
               TOTAL FEDERAL HOME LOAN BANK                          132,421,800
                                                                    ============
               FEDERAL HOME LOAN MORTGAGE CORPORATION -- 18.4%
   1,750,000   2.440%, 04/02/09                                        1,749,947
   1,475,000   0.320%, 04/08/09                                        1,474,908
   3,500,000   1.450%, 04/14/09                                        3,498,357
   3,740,000   3.375%, 04/15/09                                        3,742,766
   1,000,000   0.320%, 04/20/09                                          999,831
   2,620,000   1.170%, 04/21/09                                        2,618,297
   9,010,000   0.400%, 04/22/09                                        9,007,898
     500,000   0.400%, 05/01/09                                          499,834
     117,000   0.400%, 05/12/09                                          116,947
   2,100,000   0.380%, 05/26/09                                        2,098,781
   5,070,000   0.390%, 06/25/09                                        5,065,331
     500,000   4.100%, 06/30/09(3)                                       503,799
  15,000,000   0.440%, 07/08/09                                       14,982,033
      75,000   4.375%, 07/30/09(3)                                        75,910

                                      -23-

UMB SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2009
(Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           ------------

$  1,772,000   0.500%, 07/31/09                                     $  1,769,022
     550,000   5.000%, 08/25/09(3),(4)                                   557,590
   5,660,000   0.580%, 09/08/09                                        5,645,661
     750,000   4.150%, 10/28/09(3)                                       761,207
     500,000   4.250%, 11/12/09(3)                                       509,584
                                                                    ------------
               TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION           55,677,703
                                                                    ============
               FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 14.2%
   1,090,000   0.400%, 04/01/09                                        1,090,000
   1,687,000   0.330%, 04/03/09                                        1,686,969
   5,035,000   2.650%, 04/06/09                                        5,034,091
   5,350,000   1.000%, 04/15/09                                        5,347,919
   5,000,000   1.500%, 04/20/09                                        4,996,041
   7,500,000   1.050%, 04/27/09                                        7,493,500
     120,000   0.400%, 04/30/09                                          119,961
     325,000   4.250%, 05/15/09                                          326,487
     251,000   0.280%, 06/01/09                                          250,881
   2,300,000   0.280%, 06/02/09                                        2,298,891
   5,300,000   0.295%, 06/10/09                                        5,296,960
   1,940,000   0.380%, 06/18/09                                        1,938,403
     772,000   0.400%, 08/07/09                                          770,902
   3,000,000   0.450%, 08/26/09                                        2,994,488
      75,000   0.510%, 09/02/09                                           74,836
     448,000   0.620%, 10/07/09                                          446,542
   2,670,000   0.690%, 11/06/09                                        2,658,793
                                                                    ------------
               TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION            42,825,664
                                                                    ============

               TOTAL U.S. GOVERNMENT AND AGENCIES
               (COST $301,729,616) -- 99.9%                          301,729,616
                                                                    ============

               TOTAL INVESTMENTS
               (COST $301,729,616) -- 99.9%                          301,729,616

               Other assets less liabilities -- 0.1%                     252,609
                                                                    ------------

               TOTAL NET ASSETS --100.0%                            $301,982,225
                                                                    ============
               (equivalent to $1.00 per share; unlimited shares of
                 $0.01 par value capital shares authorized;
                 302,018,284 shares outstanding)

               (3) CALLABLE
               (4) VARIABLE RATE SECURITY

               VALUATION OF SECURITIES IS ON THE BASIS OF AMORTIZED COST,
               WHICH APPROXIMATES MARKET VALUE.

               SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

                                      -24-

UMB SCOUT MONEY MARKET FUND - PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2009
(Unaudited)

PRINCIPAL
 AMOUNT                                                               VALUE
---------                                                           ------------

              COMMERCIAL PAPER -- 48.4%
              Abbott Laboratories
$   375,000     0.350%, 04/03/09(2)                                 $    374,993
              Alaska Housing Finance Corp.
 11,000,000     1.500%, 04/01/09                                      11,000,000
 11,000,000     1.250%, 05/14/09                                      10,983,576
              American Honda Finance Corp.
    230,000     0.400%, 04/03/09                                         229,995
    350,000     0.350%, 04/07/09                                         349,974
              Bank of Nova Scotia
 20,000,000     0.150%, 04/01/09                                      20,000,000
              BNP Paribas Finance, Inc.
 20,000,000     0.220%, 04/03/09                                      19,999,789
              Brown University
  5,000,000    0.450%, 05/05/09                                        4,997,875
              Caterpillar, Inc.
 10,000,000     0.250%, 04/03/09(2)                                    9,999,861
  9,000,000     0.320%, 04/06/09(2)                                    8,999,600
              ConocoPhillips
  1,623,000     0.250%, 04/20/09(2)                                    1,622,786
  5,000,000     0.330%, 05/18/09(2)                                    4,997,846
              Danaher Corp.
 20,000,000     0.200%, 04/02/09                                      19,999,889
              Dover Corp.
  4,100,000     0.100%, 04/01/09(2)                                    4,100,000
              Emerson Electric Co.
  5,110,000     0.220%, 04/07/09(2)                                    5,109,813
  1,500,000     0.350%, 05/12/09(2)                                    1,499,402
  1,550,000     0.330%, 06/17/09(2)                                    1,548,906
              General Dynamics Corp.
 10,000,000     0.180%, 04/01/09(2)                                   10,000,000
  2,533,000     0.252%, 04/13/09(2)                                    2,532,783
  4,387,000     0.400%, 04/17/09(2)                                    4,386,422
  4,000,000     0.294%, 04/20/09(2)                                    3,999,375
              General RE Corp.
 10,000,000     0.380%, 06/08/09                                       9,992,917
              Hewlett-Packard Co.
 10,000,000     0.250%, 04/02/09(2)                                    9,999,930
 10,000,000     0.320%, 06/04/09(2)                                    9,992,800
              Illinois Tool Works, Inc.
  1,620,000     0.350%, 04/07/09                                       1,619,905
              Johnson & Johnson
  5,000,000     0.150%, 04/02/09(2)                                    4,999,979
              JPMorgan Chase & Co.
 20,000,000     0.150%, 04/01/09                                      20,000,000
              Leland Stanford JR University
  8,500,000     0.350%, 04/16/09                                       8,498,760
 10,000,000     0.350%, 04/29/09                                       9,997,278
  2,500,000     0.350%, 05/06/09                                       2,499,149
              Medtronic, Inc.
  1,353,000     0.360%, 04/02/09(2)                                    1,352,986
  2,717,000     0.350%, 04/06/09(2)                                    2,716,868
  2,500,000     0.330%, 04/20/09(2)                                    2,499,565
 10,000,000     0.350%, 04/23/09(2)                                    9,997,861
              Nebraska Public Power District
 10,000,000     0.750%, 05/04/09                                       9,993,125

                                      -25-

UMB SCOUT MONEY MARKET FUND - PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2009
(Unaudited)

PRINCIPAL
 AMOUNT                                                               VALUE
---------                                                           ------------

$10,000,000     1.070%, 06/05/09                                    $  9,980,680
              Northern Illinois Gas Co.
  9,000,000     0.200%, 04/01/09                                       9,000,000
              Novartis Finance Corp.
 10,000,000     0.180%, 04/06/09(2)                                    9,999,750
              Roche Holdings, Inc.
  3,000,000     0.200%, 04/07/09(2)                                    2,999,900
  2,530,000     0.180%, 04/14/09(2)                                    2,529,836
              Toyota Motor Credit Corp.
  5,000,000     0.280%, 04/01/09                                       5,000,000
              United Technologies Corp.
 10,000,000     0.150%, 04/28/09(2)                                    9,998,875
              Vanderbilt University
  1,152,000     0.400%, 04/09/09                                       1,151,898
              Yale University
 20,000,000     0.450%, 04/03/09                                      19,999,500
  2,000,000     0.400%, 04/06/09                                       1,999,889
                                                                    ------------

              TOTAL COMMERCIAL PAPER
              (COST $323,554,336) -- 48.4%                           323,554,336
                                                                    ============

              MUNICIPAL BOND -- 0.8%
              Iowa Finance Authority
  5,000,000     0.900%, 01/01/39(4)                                    5,000,000
                                                                    ------------

              TOTAL MUNICIPAL BONDS
              (COST $5,000,000) -- 0.8%                                5,000,000
                                                                    ============

              U.S. GOVERNMENT AND AGENCIES -- 50.7%
              FDIC: TEMPORARY LIQUIDITY GUARANTEE PROGRAM -- 4.5%
              General Electric Capital Corp.
  5,000,000     0.600%, 07/27/09                                       4,990,250
  5,000,000     0.620%, 08/28/09                                       4,987,169
  5,000,000     0.590%, 09/01/09                                       4,987,462
  5,000,000     0.600%, 09/04/09                                       4,987,000
              U.S. Bank N.A.
  5,000,000     0.810%, 11/02/09                                       4,975,813
  5,000,000     1.020%, 11/06/09                                       4,968,975
                                                                    ------------
              TOTAL FDIC: TEMPORARY LIQUIDITY GUARANTEE PROGRAM       29,896,669
                                                                    ============
              FEDERAL AGRICULTURAL MORTGAGE CORPORATION -- 1.1%
  3,580,000   0.340%, 04/01/09                                         3,580,000
  1,130,000   0.380%, 04/08/09                                         1,129,917
  2,500,000   0.560%, 08/05/09                                         2,495,100
                                                                    ------------
              TOTAL FEDERAL AGRICULTURAL MORTGAGE CORPORATION          7,205,017
                                                                    ============
              FEDERAL FARM CREDIT BANK -- 0.1%
    150,000   4.125%, 04/15/09                                           150,205
    500,000   4.280%, 08/10/09                                           506,530
    250,000   5.125%, 08/17/09                                           254,136
                                                                    ------------
              TOTAL FEDERAL FARM CREDIT BANK                             910,871
                                                                    ============
              FEDERAL HOME LOAN BANK -- 30.4%
    316,000   0.300%, 04/01/09                                           316,000
  3,000,000   2.200%, 04/01/09                                         3,000,000
  5,000,000   2.200%, 04/03/09                                         4,999,914
  1,000,000   0.380%, 04/07/09                                           999,937

                                      -26-

UMB SCOUT MONEY MARKET FUND - PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2009
(Unaudited)

PRINCIPAL
 AMOUNT                                                                 VALUE
---------                                                           ------------

$15,923,000   0.335%, 04/13/09                                      $ 15,915,752
  2,642,000   0.310%, 04/15/09                                         2,641,681
  1,547,000   0.340%, 04/16/09                                         1,546,781
  7,235,000   0.320%, 04/17/09                                         7,233,971
  1,500,000   0.360%, 04/21/09                                         1,499,700
  5,700,000   0.360%, 04/22/09                                         5,698,803
  1,400,000   0.350%, 04/24/09                                         1,399,687
    451,000   0.350%, 04/28/09                                           450,881
  4,000,000   2.540%, 04/28/09                                         3,999,270
  5,125,000   0.390%, 05/01/09                                         5,123,334
  3,300,000   0.360%, 05/04/09                                         3,298,911
  3,000,000   2.550%, 05/07/09                                         2,999,071
  1,000,000   0.370%, 05/12/09                                           999,579
    350,000   4.000%, 05/15/09                                           351,436
     65,000   5.375%, 05/15/09                                            65,364
  4,642,000   0.400%, 05/22/09                                         4,639,370
  2,522,000   0.380%, 05/28/09                                         2,520,483
  5,047,000   0.350%, 05/29/09                                         5,044,154
  1,717,000   0.400%, 06/01/09                                         1,715,836
     15,000   2.625%, 06/10/09                                            15,047
  6,000,000   5.250%, 06/12/09                                         6,056,894
  3,375,000   0.330%, 06/16/09                                         3,371,936
  1,000,000   2.910%, 06/18/09                                         1,005,163
  1,920,000   3.000%, 06/24/09                                         1,931,082
  3,197,000   0.500%, 07/01/09                                         3,192,959
  4,396,000   0.350%, 07/02/09                                         4,392,068
  3,000,000   0.505%, 07/13/09                                         2,995,665
  5,000,000   0.470%, 07/15/09                                         4,993,146
  5,000,000   0.500%, 07/16/09                                         4,992,639
 10,000,000   3.100%, 07/20/09                                         9,982,583
  3,000,000   0.530%, 07/21/09                                         2,995,098
  5,000,000   0.510%, 07/22/09                                         4,992,066
  3,000,000   3.100%, 07/29/09                                         3,024,151
  5,000,000   0.520%, 08/03/09                                         4,991,044
  2,500,000   2.560%, 08/04/09                                         2,516,644
  3,000,000   5.250%, 08/05/09                                         3,048,360
  2,500,000   0.590%, 08/07/09                                         2,494,755
  3,500,000   0.570%, 08/12/09                                         3,492,630
  1,355,000   4.500%, 08/14/09                                         1,374,336
  5,200,000   2.000%, 08/18/09                                         5,228,599
  2,145,000   3.750%, 08/18/09                                         2,170,570
  5,000,000   0.590%, 08/20/09                                         4,988,446
    175,000   3.000%, 08/25/09(3)                                        176,647
  4,290,000   0.600%, 08/26/09                                         4,279,490
  4,000,000   0.600%, 08/27/09                                         3,990,236
  1,790,000   0.580%, 09/04/09                                         1,785,501
  5,000,000   4.375%, 09/11/09                                         5,082,117
  2,500,000   0.630%, 09/15/09                                         2,492,694
  2,570,000   5.000%, 09/18/09                                         2,621,983
  5,000,000   0.630%, 10/01/09                                         4,983,988
  5,000,000   4.500%, 10/09/09                                         5,098,223

                                      -27-

UMB SCOUT MONEY MARKET FUND - PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2009
(Unaudited)

PRINCIPAL
 AMOUNT                                                               VALUE
---------                                                           ------------

$ 2,825,000   3.220%, 10/30/09                                      $  2,865,638
  1,165,000   4.250%, 11/13/09                                         1,189,823
  1,300,000   6.500%, 11/13/09                                         1,346,121
  1,500,000   0.710%, 11/20/09                                         1,493,107
  2,500,000   0.730%, 12/11/09                                         2,487,123
  1,000,000   1.500%, 12/15/09(3),(4)                                  1,001,865
  1,700,000   3.000%, 12/15/09                                         1,726,576
                                                                    ------------
              TOTAL FEDERAL HOME LOAN BANK                           203,326,928
                                                                    ============
              FEDERAL HOME LOAN MORTGAGE CORPORATION -- 6.7%
  7,850,000   0.744%, 04/02/09                                         7,849,770
 10,445,000   1.250%, 04/07/09                                        10,442,823
    720,000   0.320%, 04/14/09                                           719,917
  5,000,000   1.150%, 04/15/09                                         4,997,764
  3,190,000   1.170%, 04/21/09                                         3,187,926
  2,050,000   5.250%, 05/21/09                                         2,063,636
    149,000   4.250%, 07/15/09                                           150,579
  4,860,000   0.450%, 07/28/09                                         4,852,832
    500,000   4.375%, 07/30/09(3)                                        506,342
    500,000   0.600%, 08/17/09                                           498,850
    500,000   0.580%, 09/08/09                                           498,711
  1,104,000   0.560%, 09/14/09                                         1,101,149
    645,000   6.625%, 09/15/09                                           662,703
  5,514,000   0.600%, 09/21/09                                         5,495,699
    700,000   4.000%, 09/22/09(3)                                        710,886
  1,000,000   0.750%, 12/07/09                                           994,791
                                                                    ------------
              TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION            44,734,378
                                                                    ============
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 7.9%
    709,000   0.010%, 04/02/09                                           709,000
 12,000,000   1.400%, 04/06/09                                        11,997,666
  2,460,000   1.000%, 04/15/09                                         2,459,043
  5,000,000   1.500%, 04/20/09                                         4,996,041
 11,450,000   1.050%, 04/27/09                                        11,440,233
  4,395,000   0.340%, 04/29/09                                         4,393,906
  2,500,000   1.270%, 05/08/09                                         2,496,736
     50,000   4.250%, 05/15/09                                            50,209
  5,520,000   0.500%, 07/02/09                                         5,512,947
    340,000   5.125%, 07/13/09                                           344,460
  3,357,000   5.375%, 08/15/09                                         3,416,740
  1,790,000   0.510%, 09/02/09                                         1,786,095
  2,392,000   6.625%, 09/15/09                                         2,457,249
  1,000,000   4.750%, 12/16/09(3),(4)                                  1,027,125
                                                                    ------------
              TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION             53,087,450
                                                                    ============

              TOTAL U.S. GOVERNMENT AND AGENCIES
              (COST $339,161,313) -- 50.7%                           339,161,313
                                                                    ============

                                      -28-

UMB SCOUT MONEY MARKET FUND - PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2009
(Unaudited)


                                                                       VALUE
                                                                   -------------


              TOTAL INVESTMENTS
              (COST $667,715,649) -- 99.9%                         $ 667,715,649

              Other assets less liabilities -- 0.1%                      649,410
                                                                   -------------

              TOTAL NET ASSETS --100.0%                            $ 668,365,059
                                                                   =============
              (equivalent to $1.00 per share; unlimited shares of
                $0.01 par value capital shares authorized;
                668,470,900 shares outstanding)

              (2) 144A RESTRICTED SECURITY
              (3) CALLABLE
              (4) VARIABLE RATE SECURITY

              VALUATION OF SECURITIES IS ON THE BASIS OF AMORTIZED COST,
              WHICH APPROXIMATES MARKET VALUE.

              SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

                                      -29-

UMB SCOUT TAX-FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009
(Unaudited)

PRINCIPAL
 AMOUNT                                                                 VALUE
---------                                                           ------------

              ALASKA -- 1.5%
              City of Valdez
$   600,000     0.150%, 12/01/33(3),(4)                             $    600,000
    900,000     0.150%, 07/01/37(3),(4)                                  900,000
  1,000,000     0.300%, 07/01/37(3),(4)                                1,000,000
    100,000     0.300%, 07/01/37(3),(4)                                  100,000
                                                                    ------------
                                                                       2,600,000
                                                                    ============

              ARIZONA -- 2.7%
              Arizona Water Infrastructure Finance Authority
    250,000     2.750%, 10/01/09                                         250,615
              City of Phoenix
    250,000     4.750%, 07/01/18(3)                                      254,303
              Coconino County Unified School District
                No. 1 - Flagstaff
    500,000     3.000%, 07/01/09                                         501,617
    400,000     5.250%, 07/01/09                                         403,218
              Mesa
    500,000     5.000%, 07/01/14(3)                                      503,715
    150,000     5.000%, 07/01/15(3)                                      151,403
              Pima County
  1,500,000     3.000%, 07/01/09                                       1,500,700
    355,000     5.000%, 07/01/09                                         358,592
              Pima County Unified School District
                No. 10 - Amphitheater
    500,000     5.100%, 07/01/11(3)                                      504,854
              Tucson
    355,000     5.000%, 07/01/14(3)                                      357,947
                                                                    ------------
                                                                       4,786,964
                                                                    ============

              CALIFORNIA -- 0.7%
              ABAG Finance Authority for Nonprofit Corps.
    200,000     5.850%, 06/01/09                                         201,726
              Tahoe-Truckee Unified School District
  1,000,000     5.750%, 08/01/20(3)                                    1,025,695
                                                                    ------------
                                                                       1,227,421
                                                                    ============

              COLORADO -- 6.6%
              Adams County School District No. 12
    150,000     4.000%, 12/15/09                                         152,842
    500,000     4.200%, 12/15/09                                         510,356
              City of Aurora
    250,000     3.250%, 11/01/09                                         253,537
              City of Colorado Springs
    100,000     5.250%, 06/01/24(3)                                      101,666
              Colorado Health Facilities Authority
    500,000     5.500%, 09/01/09                                         507,838
              Colorado Housing & Finance Authority
  1,900,000     0.410%, 10/15/16(3),(4)                                1,900,000
    900,000     0.450%, 04/01/20(3),(4)                                  900,000
  1,000,000     0.450%, 11/01/21(3),(4)                                1,000,000
    300,000     0.450%, 11/01/21(3),(4)                                  300,000
    200,000     0.450%, 11/01/21(3),(4)                                  200,000
  2,700,000     0.450%, 10/01/30(3),(4)                                2,700,000
  2,845,000     0.450%, 10/01/30(3),(4)                                2,845,000

                                     -30-

UMB SCOUT TAX-FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009
(Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           ------------

              Colorado Water Resources & Power
                Development Authority
$   315,000     4.000%, 09/01/09                                    $    318,801
                                                                    ------------
                                                                      11,690,040
                                                                    ============

              CONNECTICUT -- 0.8%
              Connecticut State Health & Educational
                Facility Authority
  1,100,000     0.200%, 07/01/35(3),(4)                                1,100,000
              Town of Glastonbury
    300,000     4.000%, 05/15/09                                         301,242
                                                                    ------------
                                                                       1,401,242
                                                                    ============

              FLORIDA -- 3.3%
              City of Jacksonville
  4,000,000     0.390%, 10/01/32(3),(4)                                4,000,000
              City of Tampa
    460,000     4.500%, 10/01/09                                         467,425
              JEA
  1,100,000     0.330%, 10/01/41(3),(4)                                1,100,000
              State of Florida
    200,000     4.000%, 07/01/09                                         201,480
                                                                    ------------
                                                                       5,768,905
                                                                    ============

              GEORGIA -- 0.1%
              De Kalb County
    100,000     5.000%, 10/01/28(3)                                      103,039
                                                                    ============

              HAWAII -- 0.4%
              State of Hawaii
    100,000     3.125%, 09/01/09                                         100,874
    150,000     6.000%, 09/01/09                                         152,709
    200,000     2.625%, 10/01/09                                         200,000
    240,000     6.000%, 11/01/09                                         247,176
                                                                    ------------
                                                                         700,759
                                                                    ============

              ILLINOIS -- 0.3%
              Chester
    150,000     5.500%, 05/01/12(3)                                      150,429
    175,000     5.800%, 05/01/16(3)                                      175,544
              City of Chicago
    290,000     4.000%, 01/01/10                                         294,294
                                                                    ------------
                                                                         620,267
                                                                    ============

              INDIANA -- 0.1%
              Indiana Health Facility Financing Authority
    220,000     5.000%, 11/01/29(3)                                      222,209
                                                                    ============

              IOWA -- 0.1%
              Sioux City
    250,000     3.500%, 06/01/09                                         251,026
                                                                    ============

              KANSAS -- 5.8%
              Butler & Sedgwick Counties Unified
                School District No. 385 - Andover
    250,000     5.400%, 09/01/18(3)                                      254,025
              City of Lawrence
    250,000     4.000%, 11/01/09                                         254,352

                                      -31-

UMB SCOUT TAX-FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009
(Unaudited)

PRINCIPAL
 AMOUNT                                                                 VALUE
---------                                                           ------------

              City of Wichita
$   500,000     3.250%, 09/01/09                                    $    504,716
              Johnson & Miami Counties Unified School
                District No. 230
    375,000     3.250%, 09/01/09                                         376,459
              Johnson County Unified School
                District No. 229
    500,000     5.000%, 10/01/09                                         508,045
    325,000     5.000%, 10/01/18(3)                                      330,638
              Kansas Development Finance Authority
    150,000     5.000%, 04/01/09                                         150,000
              Kansas State Department of Transportation
    350,000     5.000%, 09/01/09                                         355,098
  4,050,000     0.200%, 09/01/20(3),(4)                                4,050,000
  1,300,000     0.290%, 09/01/20(3),(4)                                1,300,000
    495,000     0.290%, 09/01/20(3),(4)                                  495,000
              Washburn University/Topeka
    500,000     6.125%, 07/01/29(3)                                      505,748
              Wyandotte County School District No. 204
    100,000     6.375%, 09/01/09                                         102,020
              Wyandotte County School District No. 500
  1,000,000     5.000%, 09/01/09                                       1,017,961
                                                                    ------------
                                                                      10,204,062
                                                                    ============

              LOUISIANA -- 0.2%
              City of Shreveport
    300,000     5.250%, 05/01/16(3)                                      301,028
                                                                    ============

              MARYLAND -- 8.2%
              Baltimore Industrial Development Authority
                Industrial Dev Rev
  6,000,000     0.550%, 08/01/16(3),(4)                                6,000,000
              County of Montgomery
    275,000     5.000%, 11/01/09                                         281,215
              Maryland Health & Higher Educational
                Facilities Authority
  4,000,000     0.350%, 07/01/36(3),(4)                                4,000,000
              Maryland Health & Higher Educational
                Facilities Authority, Commercial Paper
  1,000,000     0.400%, 04/01/09                                       1,000,000
  3,256,000     0.450%, 04/03/09                                       3,256,000
                                                                    ------------
                                                                      14,537,215
                                                                    ============

              MASSACHUSETTS -- 2.9%
              Commonwealth of Massachusetts
    100,000     5.000%, 08/01/09                                         100,620
  1,730,000     0.520%, 01/01/21(3),(4)                                1,730,000
    200,000     0.850%, 01/01/21(3),(4)                                  200,000
              Massachusetts Water Resources Authority
    125,000     5.500%, 08/01/09                                         126,612
  3,000,000     0.650%, 08/01/37(3),(4)                                3,000,000
                                                                    ------------
                                                                       5,157,232
                                                                    ============

              MICHIGAN -- 1.9%
              Birmingham City School District
    540,000     5.000%, 11/01/09                                         552,481
              State of Michigan
  2,500,000     3.000%, 09/30/09                                       2,516,599
              Zeeland Public Schools
    300,000     4.000%, 05/01/09                                         300,665
                                                                    ------------
                                                                       3,369,745
                                                                    ============

                                      -32-

UMB SCOUT TAX-FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009
(Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           ------------

              MINNESOTA -- 3.1%
              City of Minneapolis
$ 4,330,000     0.470%, 12/01/27(3),(4)                             $  4,330,000
              Hennepin County
    795,000     0.420%, 12/01/25(3),(4)                                  795,000
              Mankato
    200,000     4.000%, 02/01/10                                         204,108
              South Washington County Independent
                School District No. 833
    150,000     4.000%, 06/01/09                                         150,560
                                                                    ------------
                                                                       5,479,668
                                                                    ============

              MISSISSIPPI -- 0.1%
              State of Mississippi
    100,000     0.650%, 09/01/25(3),(4)                                  100,000
                                                                    ============

              MISSOURI -- 7.4%
              City of Kansas City
    450,000     5.250%, 09/01/09(3)                                      451,871
              Jackson County Industrial Development Authority
    175,000     5.150%, 07/01/09                                         176,139
              Kansas City Industrial Development Authority
  2,500,000     0.400%, 04/01/27(3),(4)                                2,500,000
              Lees Summit Industrial Development Authority
  2,000,000     6.000%, 08/15/17(3)                                    2,043,512
              Missouri Development Finance Board
  2,100,000     6.000%, 04/01/21(3)                                    2,100,000
              Missouri State Health & Educational
                Facilities Authority
  1,500,000     3.000%, 04/23/09                                       1,500,886
    215,000     0.400%, 10/01/09(3),(4)                                  215,000
    350,000     0.400%, 10/01/24(3),(4)                                  350,000
    200,000     0.320%, 09/01/30(3),(4)                                  200,000
    795,000     0.400%, 07/01/32(3),(4)                                  795,000
  1,750,000     0.400%, 11/01/32(3),(4)                                1,750,000
    600,000     0.350%, 03/01/40(3),(4)                                  600,000
              Missouri State Highways & Transit Commission
    125,000     3.000%, 05/01/09                                         125,103
              State of Missouri
    275,000     4.550%, 06/01/10(3)                                      276,393
                                                                    ------------
                                                                      13,083,904
                                                                    ============

              NEBRASKA -- 2.1%
              City of Lincoln
  1,845,000     5.000%, 09/01/09                                       1,861,909
              Douglas County School District No. 1
    300,000     4.500%, 12/15/09                                         307,335
              Lincoln Nebraska Electric System Revenue,
                Commercial Paper
  1,500,000     0.400%, 05/13/09                                       1,500,000
                                                                    ------------
                                                                       3,669,244
                                                                    ============

              NEVADA -- 0.1%
              Clark County School District
    250,000     5.250%, 06/15/14(3)                                      251,762
                                                                    ============

              NEW HAMPSHIRE -- 0.3%
              City of Nashua
    500,000     5.500%, 07/15/09                                         506,905
                                                                    ============

                                      -33-

UMB SCOUT TAX-FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009
(Unaudited)

PRINCIPAL
 AMOUNT                                                                 VALUE
---------                                                           ------------

              NEW JERSEY -- 0.2%
              New Jersey Transportation Trust Fund Authority
$   300,000     5.125%, 06/15/15(3)                                 $    302,621
                                                                    ============

              NEW MEXICO -- 2.4%
              Albuquerque Bernalillo County Water
               Utility Authority
  1,790,000    5.000%, 07/01/09                                        1,807,119
              Albuquerque Municipal School District No. 12
    200,000     4.000%, 08/01/09                                         201,487
              City of Albuquerque
  1,475,000     4.000%, 07/01/09                                       1,486,361
              Sandoval County
    735,000     4.700%, 04/01/16(3)                                      749,700
              Santa Fe Public School District
    100,000     4.125%, 08/01/09                                         100,700
                                                                    ------------
                                                                       4,345,367
                                                                    ============

              NEW YORK -- 4.1%
              City of New York
    250,000     3.750%, 05/15/09                                         250,681
  6,500,000     0.380%, 02/15/13(3),(4)                                6,500,000
    500,000     0.300%, 08/15/19(3),(4)                                  500,000
                                                                    ------------
                                                                       7,250,681
                                                                    ============

              NORTH CAROLINA -- 19.6%
              Buncombe County
  1,700,000     0.570%, 12/01/11(3),(4)                                1,700,000
    400,000     0.570%, 12/01/14(3),(4)                                  400,000
    875,000     0.570%, 12/01/15(3),(4)                                  875,000
    720,000     0.570%, 12/01/16(3),(4)                                  720,000
  1,000,000     0.570%, 12/01/18(3),(4)                                1,000,000
  1,385,000     0.570%, 12/01/20(3),(4)                                1,385,000
              City of Charlotte
    150,000     5.750%, 06/01/17(3)                                      152,663
  5,665,000     0.550%, 06/01/25(3),(4)                                5,665,000
    200,000     0.470%, 07/01/27(3),(4)                                  200,000
    100,000     0.470%, 07/01/36(3),(4)                                  100,000
              County of Forsyth
  1,555,000     0.460%, 03/01/25(3),(4)                                1,555,000
              County of Wake
  2,640,000     0.500%, 04/01/19(3),(4)                                2,640,000
    595,000     0.500%, 04/01/20(3),(4)                                  595,000
  4,095,000     0.500%, 04/01/21(3),(4)                                4,095,000
    100,000     0.500%, 03/01/24(3),(4)                                  100,000
    600,000     0.500%, 03/01/26(3),(4)                                  600,000
              Cumberland County
  1,000,000     5.250%, 10/01/29(3)                                    1,029,813
              Mecklenburg County
  2,100,000     0.550%, 03/01/14(3),(4)                                2,100,000
    725,000     0.550%, 04/01/17(3),(4)                                  725,000
    490,000     0.550%, 02/01/22(3),(4)                                  490,000
  4,175,000     0.470%, 02/01/24(3),(4)                                4,175,000
              New Hanover County
  3,200,000     0.500%, 02/01/26(3),(4)                                3,200,000
              State of North Carolina
    470,000     0.420%, 06/01/19(3),(4)                                  470,000
    700,000     0.550%, 05/01/21(3),(4)                                  700,000
                                                                    ------------
                                                                      34,672,476
                                                                    ============

                                      -34-

UMB SCOUT TAX-FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009
(Unaudited)

PRINCIPAL
 AMOUNT                                                                VALUE
---------                                                           ------------

              NORTH DAKOTA -- 0.1%
              City of Fargo
$   125,000     4.000%, 05/01/09                                    $    125,302
                                                                    ============

              OHIO -- 0.9%
              County of Fairfield
    100,000     5.250%, 06/01/24(3)                                      101,697
              State of Ohio
    700,000     5.000%, 04/01/09                                         700,000
    200,000     3.350%, 05/01/09                                         200,381
    345,000     5.000%, 06/15/09                                         347,294
    250,000     3.000%, 08/01/09                                         251,837
                                                                    ------------
                                                                       1,601,209
                                                                    ============

              OKLAHOMA -- 0.6%
              City of Tulsa
    115,000     5.000%, 05/01/09                                         115,392
              Oklahoma Municipal Power Authority
    800,000     0.350%, 01/01/23(3),(4)                                  800,000
              Tulsa Metropolitan Utility Authority
    100,000     4.000%, 09/01/09                                         101,236
                                                                    ------------
                                                                       1,016,628
                                                                    ============

              PENNSYLVANIA -- 8.3%
              Beaver County Industrial Development Authority
  3,350,000     0.500%, 12/01/20(3),(4)                                3,350,000
              Commonwealth of Pennsylvania
    175,000     5.000%, 05/01/09                                         175,452
    100,000     5.000%, 06/01/09                                         100,324
  2,500,000     5.000%, 07/01/09                                       2,519,508
              Delaware Valley Regional Financial Authority
  1,000,000     0.300%, 06/01/42(3),(4)                                1,000,000
              Pennsylvania Turnpike Commission
  3,100,000     0.500%, 12/01/30(3),(4)                                3,100,000
  3,900,000     0.550%, 12/01/38(3),(4)                                3,900,000
              Philadelphia School District
    560,000     0.550%, 09/01/30(3),(4)                                  560,000
                                                                    ------------
                                                                      14,705,284
                                                                    ============

              SOUTH CAROLINA -- 0.1%
              City of Charleston
    200,000     0.550%, 01/01/33(3),(4)                                  200,000
                                                                    ============

              SOUTH DAKOTA -- 2.6%
              South Dakota Housing Development Authority
  4,700,000     0.550%, 05/01/32(3),(4)                                4,700,000
                                                                    ============

              TENNESSEE -- 0.3%
              County of Shelby
    300,000     0.500%, 03/01/11(3),(4)                                  300,000
             Wilson County
    250,000     5.125%, 04/01/16(3)                                      250,000
                                                                    ------------
                                                                         550,000
                                                                    ============

                                      -35-

UMB SCOUT TAX-FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009
(Unaudited)

PRINCIPAL
 AMOUNT                                                                 VALUE
---------                                                           ------------

              TEXAS -- 9.0%
              Amarillo
$   200,000     3.000%, 04/01/09                                    $    200,000
              City of Denton
    500,000     5.000%, 12/01/09                                         512,521
              City of San Antonio
    300,000     5.250%, 05/15/09                                         301,213
              County of Harris
    250,000     5.125%, 10/01/13(3)                                      250,000
              El Paso Independent School District
  2,000,000     5.000%, 08/15/09                                       2,024,428
              Harris County, Commercial Paper
  1,500,000     0.400%, 04/06/09                                       1,500,000
  4,000,000     0.450%, 04/06/09                                       4,000,000
    200,000     0.650%, 04/09/09                                         200,000
    200,000     0.650%, 04/09/09                                         200,000
              Lewisville Independent School District
  1,000,000     4.000%, 08/15/09                                       1,011,237
              Northside Independent School District
    500,000     5.000%, 08/15/09                                         506,007
              Texas Public Finance Authority, Commercial Paper
  1,500,000     0.450%, 04/06/09                                       1,500,000
  3,820,000     0.550%, 05/01/09                                       3,820,000
                                                                    ------------
                                                                      16,025,406
                                                                    ============

              UTAH -- 0.2%
              Logan City School District
    125,000     2.500%, 06/15/09                                         125,096
              North Salt Lake
    105,000     2.500%, 06/15/09                                         104,997
              State of Utah
    200,000     4.500%, 07/01/09                                         201,383
                                                                    ------------
                                                                         431,476
                                                                    ============

              VIRGINIA -- 0.6%
              Virginia College Building Authority
  1,000,000     0.350%, 02/01/26(3),(4)                                1,000,000
                                                                    ============

              WASHINGTON -- 1.2%
              County of King
  1,000,000     5.250%, 12/01/09                                       1,030,414
    925,000     0.380%, 01/01/32(3),(4)                                  925,000
              State of Washington
    200,000     5.625%, 07/01/21(3)                                      201,846
                                                                    ------------
                                                                       2,157,260
                                                                    ============

              WISCONSIN -- 0.3%
              County of Milwaukee
    100,000     5.625%, 09/01/13(3)                                      102,017
              Kenosha
    350,000     5.000%, 09/01/09                                         356,363
              State of Wisconsin
    100,000     4.000%, 05/01/09                                         100,242
                                                                    ------------
                                                                         558,622
                                                                    ============

                                      -36-

UMB SCOUT TAX-FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009
(Unaudited)


                                                                       VALUE
                                                                    ------------

             TOTAL INVESTMENTS
             (COST $175,674,969) -- 99.2%                          $ 175,674,969

             Other assets less liabilities -- 0.8%                     1,458,922
                                                                    ------------

             TOTAL NET ASSETS --100.0%                              $177,133,891
                                                                    ============
              (equivalent to $1.00 per share; unlimited shares of
               $0.01 par value capital shares authorized;
               177,215,691 shares outstanding)

             (3) CALLABLE
             (4) VARIABLE RATE SECURITY

              VALUATION OF SECURITIES IS ON THE BASIS OF AMORTIZED COST,
              WHICH APPROXIMATES MARKET VALUE.

              SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS.

                                      -37-

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2009 (UNAUDITED)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

UMB Scout Funds, a Delaware statutory trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of the following nine diversified portfolios: UMB Scout Stock Fund ("Stock"), UMB Scout Mid Cap Fund ("Mid Cap"), UMB Scout Small Cap Fund ("Small Cap"), UMB Scout International Fund ("International"), UMB Scout International Discovery Fund ("International Discovery"), UMB Scout Bond Fund ("Bond"), UMB Scout Money Market Fund - Federal Portfolio ("Money Market - Federal Portfolio"), UMB Scout Money Market Fund - Prime Portfolio ("Money Market - Prime Portfolio") and UMB Scout Tax-Free Money Market Fund ("Tax-Free Money Market"), (individually referred to as a "Fund", or collectively as the "Funds"). Prior to October 2006, the International Fund was known as the UMB Scout WorldWide Fund.

The Funds' investment objectives are as follows:

FUND                                 INVESTMENT OBJECTIVE

Stock                                Long-term growth of capital and income
Mid Cap                              Long-term growth of capital
Small Cap                            Long-term growth of capital
International                        Long-term growth of capital and income
International Discovery              Long-term growth of capital
Bond                                 Maximum current income consistent with
                                       quality and maturity standards
Money Market - Federal Portfolio     Maximum income consistent with safety of
                                       principal and liquidity
Money Market - Prime Portfolio       Maximum income consistent with safety of
                                       principal and liquidity
Tax-Free Money Market                Highest level of income exempt from federal
                                       income tax consistent with quality and
                                       maturity standards

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     a) SECURITY VALUATIONS - Each security listed on an exchange, except Nasdaq National Market(R) and Nasdaq SmallCap(R) securities, is valued at its last sales price on that exchange. Where the security is listed on more than one exchange, a Fund will use the price of that exchange which it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. Nasdaq National Market(R) and Nasdaq SmallCap(R) securities are valued at the Nasdaq Official Closing Price. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

          If the market price of a portfolio security is not readily available, or the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value in accordance with procedures adopted by the Board of Trustees. In addition, the Funds' advisor will value a security at fair value when significant events that materially affect the security's price occur after the last available market price and before the Fund calculates its net asset value ("NAV"). The fair value of securities is determined in good faith by taking into account all appropriate factors relevant to the value of the security. Securities held in the International and International Discovery Funds may be listed on foreign exchanges that do not value their listed securities at the same time that the Fund calculates its NAV. These Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

          Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

          In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. The Funds adopted FAS 157 during fiscal 2008. Under FAS 157, various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels as described below:

          o Level 1 - quoted prices in active markets for identical securities;
          o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services); or
          o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

          The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, money market holdings are valued using amortized cost under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2.

          The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund's assets:


          ------------------------ ---------------- --------------- ----------- ----------------
          FUND                       LEVEL 1          LEVEL 2         LEVEL 3        TOTAL
          ------------------------ ---------------- --------------- ----------- ----------------
          Stock                        $93,637,535     $15,117,000          --    $ 108,754,535
          ------------------------ ---------------- --------------- ----------- ----------------
          Mid Cap                       36,163,336         455,000          --       36,618,336
          ------------------------ ---------------- --------------- ----------- ----------------
          Small Cap                    383,677,472       7,853,000          --      391,530,472
          ------------------------ ---------------- --------------- ----------- ----------------
          International                 55,600,888   2,594,245,294          --    2,649,846,182
          ------------------------ ---------------- --------------- ----------- ----------------
          International Discovery          351,722       9,568,168          --        9,919,890
          ------------------------ ---------------- --------------- ----------- ----------------
          Bond                                  --     113,121,328          --      113,121,328
          ------------------------ ---------------- --------------- ----------- ----------------
          Money Market -
            Federal Portfolio                   --     301,729,616          --      301,729,616
          ------------------------ ---------------- --------------- ----------- ----------------
          Money Market -
            Prime Portfolio                     --     667,715,649          --      667,715,649
          ------------------------ ---------------- --------------- ----------- ----------------
          Tax-Free Money Market                 --     175,674,969          --      175,674,969
          ------------------------ ---------------- --------------- ----------- ----------------

     b) FOREIGN CURRENCY - Amounts denominated in, or expected to settle in, foreign currencies ("FCs") are translated into United States dollars ("US$") at rates provided by an independent pricing service on the following basis:

          i. Market value of investment securities, other than assets and liabilities - at the closing rate of exchange as of 4:00 p.m. Eastern Standard Time on March 31, 2009.

          ii.  Purchases and sales of investment securities, income and expenses
               - at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

          The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

          Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities; sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

     c) FEDERAL INCOME TAXES - At March 31, 2009, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:


                                                                                                Net
                                                          Gross              Gross           Unrealized
                                      Cost of          Unrealized          Unrealized       Appreciation
                                  Investments for    Appreciation for  (Depreciation) for (Depreciation) for
                                    Federal Tax        Federal Tax         Federal Tax        Federal Tax
Fund                                  Purposes           Purposes           Purposes            Purposes
------------------------------------------------------------------------------------------------------------
Stock                                128,550,573         2,539,891       (22,335,929)         (19,796,038)
Mid Cap                               39,079,786         1,886,258        (4,347,708)          (2,461,450)
Small Cap                            417,790,117        24,230,732       (50,490,377)         (26,259,645)
International                      3,196,947,473       279,767,856      (826,869,147)        (547,101,291)
International Discovery               15,102,726           123,276        (5,306,112)          (5,182,836)
Bond                                 110,208,444         3,163,029          (250,145)           2,912,884
Money Market - Federal Portfolio     301,729,616              --                --                   --
Money Market - Prime Portfolio       667,715,649              --                --                   --
Tax-Free Money Market                175,674,969              --                --                   --


          The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

     d) AMORTIZATION - Discounts and premiums on securities purchased are amortized over the life of the respective securities.

     e) USE OF ESTIMATES - The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

     f) GUARANTEES AND INDEMNIFICATIONS - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

     g) MULTIPLE SHARE CLASS - MONEY MARKET FUNDS - The Money Market - Federal Portfolio, Money Market - Prime Portfolio, and Tax-Free Money Market Funds each offer two classes of shares (Investor Class and Service Class). The Service Class shares are subject to a 0.50% shareholder servicing fee (listed as distribution fees on the financial statements). The Investor Class shares have no shareholder servicing fee. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.

ITEM 2.  CONTROLS AND PROCEDURES

a) The Registrant's principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UMB SCOUT FUNDS
------------------------------

/s/ JAMES L. MOFFETT
------------------------------
James L. Moffett
Principal Executive Officer

April 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ JAMES L. MOFFETT
------------------------------
James L. Moffett
Principal Executive Officer

April 28, 2009


/s/ C. WARREN GREEN
------------------------------
C. Warren Green
Principal Financial Officer

April 28, 2009